Intangibles Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangibles Assets
12.	Intangibles Assets
The movement of intangibles and the corresponding accumulated amortization for the years ended December 31, 2024, 2023 and 2022 is as follows:

In thousands of soles	Note	Goodwill	Trademark	Customer relationships	Software	Public service concessions	Total
Cost
Balances as of January 1, 2022		184,961	179,912	17,836	146,293	19,109	548,111
Additions		—	—	—	49,674	1,749	51,423
Business combination balances	1C.ii & iii	1,729,292	278,264	390,889	3,520	—	2,401,965
Reclassifications from property, furniture and equipment		—	—	—	306	—	306
Disposal		—	—	—	(3,140)	—	(3,140)
Exchange difference		(108,363)	(50,893)	(6,133)	(8,518)	—	(173,907)

Balances as of December 31, 2022		1,805,890	407,283	402,592	188,135	20,858	2,824,758

Balances as of January 1, 2023		1,805,890	407,283	402,592	188,135	20,858	2,824,758
Additions		—	—	—	56,068	2,920	58,988
Business combination balances	1.C.i	21,330	3,411	—	—	—	24,741
Hospital y Clínica OCA’s purchase price adjustment	1.C.ii	(8,193)	—	—	—	—	(8,193)
Reclassifications from property, furniture and equipment		—	—	—	1,333	—	1,333
Disposal		—	—	—	(738)	—	(738)
Exchange difference		250,211	67,837	48,372	11,356	—	377,776

Balances as of December 31, 2023		2,069,238	478,531	450,964	256,154	23,778	3,278,665

Balances as of January 1, 2024		2,069,238	478,531	450,964	256,154	23,778	3,278,665
Additions		—	—	—	50,499	2,000	52,499
Reclassifications from property, furniture and equipment		—	—	—	(63)	—	(63)
Disposal		—	—	—	(1,123)	—	(1,123)
Exchange difference		(314,947)	(65,802)	(73,733)	(11,766)	—	(466,248)

Balances as of December 31, 2024		1,754,291	412,729	377,231	293,701	25,778	2,863,730

In thousands of soles	Note	Goodwill	Trademark	Customer relationships	Software	Public service concessions	Total
Accumulated amortization
Balances as of January 1, 2022		—	—	(3,910)	(34,212)	—	(38,122)
Annual amortization		—	—	(1,214)	(29,841)	—	(31,055)
Exchange difference		—	—	938	2,398	—	3,336

Balances as of December 31, 2022		—	—	(4,186)	(61,655)	—	(65,841)

Balances as of January 1, 2023		—	—	(4,186)	(61,655)	—	(65,841)
Annual amortization		—	—	(63,679)	(13,052)	—	(76,731)
Disposal		—	—	—	261	—	261
Exchange difference		—	—	(4,189)	(2,978)	—	(7,167)

Balances as of December 31, 2023		—	—	(72,054)	(77,424)	—	(149,478)

Balances as of January 1, 2024		—	—	(72,054)	(77,424)	—	(149,478)
Annual amortization		—	—	(50,392)	(25,881)	—	(76,273)
Disposal		—	—	—	6	—	6
Exchange difference		—	—	16,285	2,618	—	18,903

Balances as of December 31, 2024		—	—	(106,161)	(100,681)	—	(206,842)

Carrying amount
Balances as of December 31, 2022		1,805,890	407,283	398,406	126,480	20,858	2,758,917

Balances as of December 31, 2023		2,069,238	478,531	378,910	178,730	23,778	3,129,187

Balances as of December 31, 2024		1,754,291	412,729	271,070	193,020	25,778	2,656,888

Auna S.A. and Subsidiaries
Notes to the Consolidated Financial Statements
December 31, 2024, 2023 and 2022

Amortization
The amortization recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2024	2023	2022
Cost of sales and services	21	2,047	2,005	2,329
Administrative expenses	21	74,226	74,726	28,726

		76,273	76,731	31,055

Software
As of December 31, 2024, 2023 and 2022, intangible assets include the costs related to the installation of software (SAP), digital projects, Hospital Information System (HIS), a specialized system used at our network of facilities that, among other features, registers our patients’ contact information; manages administrative services, such as hospital admissions and billing; and houses our EMR system and Matrix system (registers our patients). Also, during 2024 it includes S/ 3,275 thousand (S/ 6,358 thousand during 2023 and S/ 11,754 thousand during 2022) related to the retail digital pharmacy with last-mile delivery, Farmauna, and the telehealth platform, Clínica 360, which provides for clinical intervention with patients through remote access to physicians and other clinicians and telemedicine solutions.
In February 2023, through the business combinations, the group acquired the right to use the trademark “Dentegra” for S/ 3,411 thousand and goodwill for S/ 21,331 thousand, note 1.C.i. In April 2022, in connection with its acquisition of IMAT, the group acquired the trademark “IMAT” for S/ 63,752 thousand, softwares for S/ 2,301 thousand and goodwill for S/ 303,825 thousand (note 1.C.iii). In October 2022, through the business combination, the Group acquired in Mexico the trademark “OCA Hospital” for S/ 214,512 thousand, software for S/ 1,219 thousand, customer relationships for S/ 390,889 thousand and goodwill for S/ 1,425,465 thousand (note 1.C.ii).
Surface rights agreement
Corresponds to surface rights agreement signed between Medicser and the Peruvian Red Cross Society.
Impairment testing
For the purposes of impairment testing, goodwill has allocated to the Group’s CGUs as follows:

In thousands of soles	2024	2023	2022
Radioncologia S.A.C. (Radioncologia)	10,237	10,237	10,237
Laboratorio Cantella S.A.C. (Cantella)	4,585	4,585	4,585
R&R Patólogos Asociados S.A.C. (R&R)	23	23	23
Servimédicos S.A.C. (Servimédicos)	3,522	3,522	3,522
Clínica Bellavista S.A.C. (Bellavista)	2,219	2,219	2,219
Patología Oncológica S.A.C.	621	621	621
Oncogenomics S.A.C.	598	598	598
Promotora Médica Las Américas S.A.	49,012	54,922	45,110
Instituto de Cancerología S.A.	48,436	54,279	44,580
Laboratorio Médico Las Américas Ltda.	44,585	49,961	41,034
Oncomedica S.A.	261,558	293,106	240,732
Hospital y Clinica OCA S.A. de C.V.	1,309,765	1,572,202	1,412,629
Dentegra Seguros Dentales S.A.	19,130	22,963	—

Total goodwill	1,754,291	2,069,238	1,805,890

The key assumptions used in the estimation of value in use were as follows:

In percent	2024	2023	2022
For companies located in Peru
Terminal value growth rate	2.5%	2.5%	2.5%
Discount rate – After-tax	8.8%	9.5%	9.9%
Discount rate – Pre-tax	10.9% - 25.6%	11.4% - 13.8%	12.1% - 12.7%
For companies located in Colombia
Terminal value growth rate	4%	5.0%	3.0%
Discount rate – After-tax	12.5%	13.0%	11.6%
Discount rate – Pre-tax	14.6% - 17.6%	16.7% - 17.6%	15.2% - 16%
For companies located in Mexico
Terminal value growth rate	3%	3%	2.5%
Discount rate – After-tax	11.3%	10.8%	10.9%
Discount rate – Pre-tax	11.3% - 16.0%	10.5% - 14.0%	14.5%

•	The terminal growth rate represents Management’s estimate of the long-term growth of each CGU, taking into account past and future growth and external sources of information.

•	Projected cash flows are based on Management’s operating EBITDA profit projections for a period of five years.
The ranges of projected EBITDA as a percentage of revenue by CGUs over the projected period are as follows:

EBITDA as a percentage of revenue
Radioncologia S.A.C. (Radioncologia)	49.3% - 55.3%
Laboratorio Cantella S.A.C. (Cantella)	28.5% - 26.1%
R&R Patólogos Asociados S.A.C. (R&R)	30.1% - 26.5%
Servimédicos S.A.C. (Servimédicos)	18.5% - 28.9%
Clínica Bellavista S.A.C. (Bellavista)	4.7% - 10.8%
Patología Oncológica S.A.C.	43.6% - 38.7%
Oncogenomics S.A.C.	44.9% - 36.3%
Promotora Médica Las Américas S.A.	5.5% - 19.3%
Instituto de Cancerología S.A.	26.1% - 30.0%
Oncomedica S.A.	25.8% - 27.5%
Hospital y Clinica OCA S.A. de C.V.	36.8% - 40.1%
Dentegra Seguros Dentales S.A.	15.0% - 15.4%

•	Projected cash flows include disbursements for capital investments.

•
The discount rates used to calculate the value in use for each Group’s CGU are an estimate that involves a market assessment of the time value of money and the risks inherent in each CGU where cash flows after-tax
are generated taking into consideration the Group’s business plans. The nominal after-tax
discount rate used for the impairment assessment was 8.8%
(after-tax)
for the companies located in Peru, according to each Group’s CGU assessed as of December 31, 2024 (9.5% and 9.9%
after-tax
as of 2023 and 2022, respectively). For the companies located in Colombia (Promotora Médica Las Américas, Instituto de Cancerología and Laboratorio Médico Las Américas), the nominal after-tax
discount rate was 12.5% (13.0% and 11.6% as of 2023 and 2022, respectively). For the companies located in Mexico (Hospital y Clínica OCA), the nominal after-tax
discount rate was 11.3%. (10.8% and 10.9% as of 2023 and 2022, respectively).

•
Projected cash flows include estimates of the revenue increase of each of the healthcare services at each CGU (Radioncología, Bellavista, Servimédicos, Cantella, Promotora Médica Las Américas, Instituto de Cancerología and Laboratorio Médico Las Américas), rates and gross margins.

•	The trademark has been allocated to the Group’s CGUs as follows:

In thousands of soles	2024	2023	2022
Hospital y Clinica OCA S.A. de C.V.	198,162	237,867	212,579
Dentegra Seguros Dentales S.A.	3,035	3,644	—
Promotora Médica Las Américas S.A.	93,586	104,874	86,135
Instituto de Cancerología S.A.	53,341	59,774	49,094
Laboratorio Médico Las Américas Ltda.	6,110	6,847	5,623
Clínica Portoazul S.A.	3,411	3,822	3,138
Oncomedica S.A.	54,884	61,503	50,514
Oncogenomics S.A.C.	200	200	200

Total trademarks	412,729	478,531	407,283

•	The customer relationship has been allocated to the Group’s CGUs net of amortization as follows:

In thousands of soles	2024	2023	2022
Hospital y Clínica OCA S.A. de C.V.	262,616	367,775	387,369
Promotora Médica Las Américas S.A.	4,606	6,444	6,346
Patología Oncológica S.A.C.	2,425	2,943	2,943
Oncogenomics S.A.C.	1,423	1,748	1,748

Total customer relationship	271,070	378,910	398,406

With regard to the assessment of value in use of the CGUs, Management performed a sensitivity analysis and considered that no reasonably possible change in any of the above key assumptions would cause the carrying value of the entities to materially exceed its recoverable amount evaluated at the end of each financial reporting year.
The following table shows the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount:

	After tax discount rate			Terminal value growth rate
	2024	2023	2022	2024	2023	2022
Radioncologia S.A.C.	27.2	25.1	16.5	(342.7)	Indet.	(14.3)
Laboratorio Cantella S.A.C.	78.2	92.0	115.1	Indet.	Indet.	Indet.
R&R Patólogos Asociados S.A.C.	61.5	23.9	68.1	Indet.	(470.4)	Indet.
Servimédicos S.A.C.	10.2	20.0	29.8	—	(41.9)	Indet.
Clínica Bellavista S.A.C.	15.3	27.5	12.6	(9.3)	Indet.	(3.3)
Patología Oncológica S.A.C.	9.4	32.6	66.8	1.3	Indet.	Indet.
Oncogenomics S.A.C.	9.7	31.8	19.7	0.5	Indet.	(27.9)
Promotora Médica Las Américas S.A.	12.9	13.02	Indet.	3.6	4.97	Indet.
Instituto de Cancerología S.A.	21.3	32.02	29.3	(30.1)	(115.57)	(131.4)
Laboratorio Médico Las Américas Ltda.	—	—	27.1	—	—	(141.0)
Oncomedica S.A.	14.7	15.60	12.7	0.2	1.15	0.9
Hospital y Clinica OCA S.A. de C.V.	15.7	16.40	15.5	(4.1)	(6.56)	(0.8)
Dentegra Seguros Dentales S.A	19.42	25.56	—	(13.3)	(45.64)	—
As of December 31, 2024, 2023 and 2022, no provision for impairment of goodwill has been recorded in the consolidated financial statements.